UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22738
                                                    -----------

                     First Trust MLP and Energy Income Fund
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               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2013
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

    SHARES/
     UNITS                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------   --------------

MASTER LIMITED PARTNERSHIPS - 76.0%

                 GAS UTILITIES - 5.8%
        567,374  AmeriGas Partners, L.P. (a).........................................   $   24,561,621
        677,002  Suburban Propane Partners, L.P. (a) ................................       28,535,634
                                                                                        --------------
                                                                                            53,097,255
                                                                                        --------------

                 OIL, GAS & CONSUMABLE FUELS - 70.2%
        166,000  Access Midstream Partners, L.P. (a).................................        6,055,680
        207,534  Alliance Holdings GP, L.P. (a)......................................       10,461,789
        328,402  Alliance Resource Partners, L.P. (a)................................       21,017,728
        792,000  El Paso Pipeline Partners, L.P. (a).................................       32,994,720
      2,412,411  Enbridge Energy Partners, L.P. (a)..................................       72,324,082
        480,000  Energy Transfer Equity, L.P. (a)....................................       24,268,800
        507,030  Energy Transfer Partners, L.P. (a)..................................       23,825,340
      2,040,037  Enterprise Products Partners, L.P. (a)..............................      115,608,897
        170,000  EQT Midstream Partners, L.P. (a)....................................        6,004,400
        400,365  Holly Energy Partners, L.P. (a).....................................       14,393,122
        983,000  Magellan Midstream Partners, L.P. (a)...............................       49,749,630
        225,700  MPLX, L.P. (a)......................................................        7,768,594
        171,337  Natural Resource Partners, L.P. (a).................................        3,901,343
        349,072  NGL Energy Partners, L.P. (a).......................................        8,796,614
        605,000  NuStar Energy, L.P. (a).............................................       30,915,500
        386,124  NuStar GP Holdings, LLC (a).........................................       12,209,241
        105,326  Oiltanking Partners, L.P. (a).......................................        4,237,265
        594,000  ONEOK Partners, L.P. (a)............................................       35,402,400
        824,000  Plains All American Pipeline, L.P. (a)..............................       43,424,800
        754,903  Spectra Energy Partners, L.P. (a)...................................       25,961,114
        128,000  Sunoco Logistics Partners, L.P. (a).................................        7,764,480
        616,000  TC Pipelines, L.P. (a)..............................................       26,672,800
        665,749  Teekay LNG Partners, L.P. (a).......................................       26,576,700
        289,500  TransMontaigne Partners, L.P. (a)...................................       11,936,085
        472,019  Williams Partners, L.P. (a).........................................       23,950,244
                                                                                        --------------
                                                                                           646,221,368
                                                                                        --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................      699,318,623
                 (Cost $634,853,631)                                                    --------------

COMMON STOCKS - 45.4%

                 ELECTRIC UTILITIES - 6.2%
        163,000  Emera, Inc. (CAD) (a)...............................................        5,808,121
        382,000  Exelon Corp. .......................................................       12,010,080
        197,200  ITC Holdings Corp. (a)..............................................       15,973,200
        225,000  Northeast Utilities ................................................        9,164,250
        319,000  Southern (The) Co. .................................................       14,109,370
                                                                                        --------------
                                                                                            57,065,021
                                                                                        --------------

                 GAS UTILITIES - 4.0%
        549,600  Questar Corp. ......................................................       12,767,208
        687,000  UGI Corp. ..........................................................       24,209,880
                                                                                        --------------
                                                                                            36,977,088
                                                                                        --------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    SHARES/
     UNITS                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------   --------------

COMMON STOCKS - (CONTINUED)

                 MULTI-UTILITIES - 9.8%
         71,000  ATCO, Ltd., Class I (CAD) (a).......................................   $    5,958,191
        508,500  Centerpoint Energy, Inc. ...........................................       10,393,740
        443,000  Dominion Resources, Inc. ...........................................       23,970,730
        493,000  National Grid PLC, ADR .............................................       27,075,560
        391,200  NiSource, Inc. .....................................................       10,574,136
        300,400  Wisconsin Energy Corp. .............................................       11,844,772
                                                                                        --------------
                                                                                            89,817,129
                                                                                        --------------

                 OIL, GAS & CONSUMABLE FUELS - 25.3%
        239,700  Enbridge Income Fund Holdings, Inc. (CAD) (a).......................        6,094,638
        926,000  Enbridge, Inc. .....................................................       40,503,240
        117,000  Keyera Corp. (CAD) (a) .............................................        6,088,129
        879,570  Kinder Morgan Management, LLC (a) (b)...............................       72,538,156
        318,800  Kinder Morgan, Inc. ................................................       11,942,248
        198,000  Pembina Pipeline Corp. (CAD) (a) ...................................        5,745,057
        853,000  Spectra Energy Corp. ...............................................       23,696,340
        661,000  TransCanada Corp. ..................................................       31,311,570
      1,002,000  Williams (The) Cos., Inc. ..........................................       35,120,100
                                                                                        --------------
                                                                                           233,039,478
                 REAL ESTATE INVESTMENT TRUSTS - 0.1%
        165,867  CorEnergy Infrastructure Trust .....................................        1,096,381
                 TOTAL COMMON STOCKS ................................................      417,995,097
                 (Cost $396,258,346)                                                    --------------

                 TOTAL INVESTMENTS - 121.4% .........................................    1,117,313,720
                 (Cost $1,031,111,977) (c)                                              --------------


   NUMBER OF
   CONTRACTS                                 DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------   --------------

CALL OPTIONS WRITTEN - (0.7%)
                 Centerpoint Energy, Inc. Call
          2,600  @ $22.50 due January 2014 ..........................................         (130,000)
                                                                                        --------------
                 Dominion Resources, Inc. Calls
            430  @  55.00 due April 2013 ............................................          (19,350)
          4,000  @  55.00 due July 2013 .............................................         (370,000)
                                                                                        --------------
                                                                                              (389,350)
                                                                                        --------------
                 Enbridge, Inc. Calls
            674  @  45.00 due March 2013 ............................................          (21,905)
          4,526  @  45.00 due April 2013 ............................................         (271,560)
          4,000  @  45.00 due July 2013 .............................................         (440,000)
                                                                                        --------------
                                                                                              (733,465)
                                                                                        --------------

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                 DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------   --------------

CALL OPTIONS WRITTEN - (CONTINUED)
                 Exelon Corp. Calls
          2,090  @ $31.00 due April 2013 ............................................   $     (209,000)
          1,730  @  32.00 due April 2013 ............................................          (86,500)
                                                                                        --------------
                                                                                              (295,500)
                                                                                        --------------
                 Kinder Morgan, Inc. Calls
             48  @  35.00 due March 2013 ............................................          (12,672)
            640  @  40.00 due June 2013 .............................................          (35,840)
                                                                                        --------------
                                                                                               (48,512)
                                                                                        --------------
                 National Grid PLC, ADR Calls
          3,740  @  60.00 due March 2013 ............................................          (37,400)
          1,190  @  60.00 due September 2013 ........................................          (27,370)
                                                                                        --------------
                                                                                               (64,770)
                                                                                        --------------
                 NiSource, Inc. Call
              2  @  25.00 due February 2013 .........................................             (384)
                                                                                        --------------
                 Northeast Utilities Calls
            500  @  40.00 due February 2013 .........................................          (35,000)
            742  @  40.00 due April 2013 ............................................         (100,170)
                                                                                        --------------
                                                                                              (135,170)
                                                                                        --------------
                 Questar Corp. Calls
          2,000  @  21.00 due April 2013 ............................................         (465,000)
          2,000  @  21.00 due July 2013 .............................................         (495,000)
          1,496  @  22.00 due July 2013 .............................................         (254,320)
                                                                                        --------------
                                                                                            (1,214,320)
                                                                                        --------------
                 Southern (The) Co. Calls
          2,440  @  46.00 due May 2013 ..............................................          (68,320)
            500  @  47.00 due August 2013 ...........................................          (13,500)
                                                                                        --------------
                                                                                               (81,820)
                                                                                        --------------
                 Spectra Energy Corp. Calls
          2,000  @  29.00 due March 2013 ............................................          (20,000)
          5,770  @  29.00 due June 2013 .............................................         (288,500)
            760  @  30.00 due June 2013 .............................................          (19,000)
                                                                                        --------------
                                                                                              (327,500)
                                                                                        --------------
                 TransCanada Corp. Calls
          1,100  @  50.00 due February 2013 .........................................          (16,500)
          4,113  @  50.00 due May 2013 ..............................................         (287,910)
          1,397  @  55.00 due August 2013 ...........................................          (31,433)
                                                                                        --------------
                                                                                              (335,843)
                                                                                        --------------
                 UGI Corp. Calls
          6,130  @  35.00 due April 2013 ............................................         (536,375)
            740  @  35.00 due July 2013 .............................................          (96,200)
                                                                                        --------------
                                                                                              (632,575)
                                                                                        --------------
                 Williams (The) Cos., Inc. Calls
            302  @  35.00 due February 2013 .........................................          (22,952)
          2,000  @  36.00 due February 2013 .........................................          (72,000)
            600  @  36.00 due March 2013 ............................................          (42,000)

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                 DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------   --------------

CALL OPTIONS WRITTEN - (CONTINUED)
                 Williams (The) Cos., Inc. Calls (Continued)
          6,518  @ $34.00 due May 2013 ..............................................   $   (1,440,478)
            600  @  37.00 due May 2013 ..............................................          (55,800)
                                                                                        --------------
                                                                                            (1,633,230)
                                                                                        --------------
                 Wisconsin Energy Corp. Call
          3,000  @  40.00 due July 2013 .............................................         (202,500)
                                                                                        --------------
                 TOTAL CALL OPTIONS WRITTEN .........................................       (6,224,939)
                 (Premiums received $3,411,365)                                         --------------

                 OUTSTANDING LOAN - (19.8%) .........................................     (182,000,000)

                 NET OTHER ASSETS AND LIABILITIES - (0.9%) ..........................       (8,850,518)
                                                                                        --------------
                 NET ASSETS - 100.0% ................................................   $  920,238,263
                                                                                        ==============

---------------------------------------

(a) All or a portion of this security serves as collateral on the outstanding loan.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for federal income tax purposes is $1,031,111,977. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $86,913,573 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $711,830.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


                                                                                                 Unrealized
LONG TOTAL RETURN                                                      Notional    Expiration   Appreciation/
   EQUITY SWAP              COUNTERPARTY               Pay Rate         Amount        Date     (Depreciation)
-------------------  ---------------------------  ------------------  -----------  ----------  ---------------
                     Credit Suisse                1 month LIBOR + 40
Inter Pipeline Fund    International                 basis points     $ 5,351,622   02/24/14      $   (7,839)


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments ):

                                                ASSETS TABLE
                                                                                LEVEL 2         LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                               VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                    1/31/2013         PRICES          INPUTS          INPUTS
                                             --------------  --------------  --------------  --------------
Master Limited Partnerships*...............  $  699,318,623  $  699,318,623  $           --  $           --
Common Stocks*.............................     417,995,097     417,995,097              --              --
                                             --------------  --------------  --------------  --------------
TOTAL INVESTMENTS..........................  $1,117,313,720  $1,117,313,720  $           --  $           --
                                             ==============  ==============  ==============  ==============


                                               LIABILITIES TABLE
                                                                                LEVEL 2         LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                               VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                               1/31/2013         PRICES          INPUTS          INPUTS
                                             --------------  --------------  --------------  --------------
Call Options Written.......................  $   (6,224,939) $   (6,224,939) $           --  $           --
Total Return Equity Swap...................          (7,839)             --          (7,839)             --
                                             --------------  --------------  --------------  --------------
Total......................................  $   (6,232,778) $   (6,224,939) $       (7,839) $           --
                                             ==============  ==============  ==============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.


                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)



                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust MLP and Energy Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

      Swaps are valued utilizing quotations provided by a third party pricing service.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2013, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may enter into options written to hedge against changes in the value of equities. Also, by writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"). The number of options the Fund can write
(sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)

Over-the-counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SWAP AGREEMENTS:

The Fund may enter into swap agreements as a substitute for investing in certain securities. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. A total return swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The Fund's maximum equity price risk to meet its future payments under long swap agreements outstanding as of January 31, 2013 is equal to the total notional amount as shown on the Portfolio of Investments. The Fund's maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. The Fund entered into equity swap agreements on January 16, 2013. The average volume of long Total Return Equity Swaps was $5,351,622 for the period January 16, 2013 to January 31, 2013. The notional amount represents the U.S. value of the contracts as of the day of the opening transaction.

D. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

                               2. OPTION ACTIVITY

Written option activity for the Fund for the period ended January 31, 2013 was as follows:




                                                    Number
                                                      of
Written Options                                    Contracts   Premiums
-------------------------------------------------  ---------  ----------

Options outstanding at beginning of the period...         --  $       --
Options Written..................................     81,328   3,892,501
Options Expired..................................     (2,255)    (72,225)
Options Exercised................................     (8,695)   (408,911)
Options Closed...................................         --          --
                                                   ---------  ----------
Options outstanding at January 31, 2013..........     70,378  $3,411,365
                                                   =========  ==========

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        First Trust MLP and Energy Income Fund
             -----------------------------------------------------


By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley
                                President and Chief Executive Officer
                                (principal executive officer)

Date  March 19, 2013
     -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley
                                President and Chief Executive Officer
                                (principal executive officer)

Date  March 19, 2013
     -----------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  March 19, 2013
     -----------------------

*Print the name and title of each signing officer under his or her signature.